Brookfield Global Listed Real Estate Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Australia - 5.9%
Industrial - 3.4%
Goodman Group	221,325	$3,973,560

Retail - 2.5%
HomeCo Daily Needs REIT	718,034	589,270
Scentre Group	987,555	2,278,614
		2,867,884
Total Australia		6,841,444

Belgium - 1.5%
Industrial - 1.5%
Warehouses De Pauw CVA	67,053	1,746,716

Canada - 1.0%
Real Estate - 1.0%
Primaris Real Estate Investment Trust	94,145	1,167,422

France - 2.3%
Retail - 2.3%
Unibail-Rodamco-Westfield	23,601	2,603,806

Germany - 2.1%
Residential - 2.1%
TAG Immobilien AG	79,912	1,254,522
Vonovia SE	48,176	1,205,005
Total Germany		2,459,527

Hong Kong - 3.5%
Diversified - 2.0%
Sun Hung Kai Properties Ltd.	137,370	2,287,325

Retail - 1.5%
Link REIT	374,517	1,735,817
Total Hong Kong		4,023,142

Japan - 8.6%
Office - 6.5%
Japan Real Estate Investment Corp.	2,182	1,606,619
KDX Realty Investment Corp.	588	598,431
Mitsui Fudosan Co. Ltd.	264,347	2,818,055
Sumitomo Realty & Development Co. Ltd.	87,230	2,475,222
		7,498,327
Residential - 1.6%
Advance Residence Investment Corp.	1,047	1,069,926
Comforia Residential REIT, Inc.	1,230	842,568
		1,912,494
Retail - 0.5%
Japan Metropolitan Fund Invest	798	561,950
Total Japan		9,972,771

Netherlands - 1.2%
Industrial - 1.2%
CTP NV (a)	84,676	1,417,186

Singapore - 4.4%
Diversified - 2.5%
CapitaLand Integrated Commercial Trust	1,283,336	2,301,352
City Developments Ltd.	91,111	585,248
		2,886,600
Health Care - 0.8%
Parkway Life Real Estate Investment Trust	297,481	927,273

Industrial - 1.1%
Mapletree Logistics Trust	1,399,890	1,259,246
Total Singapore		5,073,119

Sweden - 1.6%
Office - 1.0%
Castellum AB	102,702	1,187,943

Residential - 0.6%
Fastighets AB Balder (b)	120,325	704,698
Total Sweden		1,892,641

United Kingdom - 3.0%
Industrial - 3.0%
Tritax Big Box REIT PLC	1,820,883	3,429,402

United States - 64.0% (c)
Data Centers - 7.9%
Digital Realty Trust, Inc.	13,001	2,342,910
Equinix, Inc.	6,901	6,764,637
		9,107,547
Health Care - 12.7%
American Healthcare REIT, Inc.	36,721	1,731,762
Sabra Health Care REIT, Inc.	73,863	1,420,386
Ventas, Inc.	26,565	2,172,486
Welltower, Inc.	47,589	9,408,821
		14,733,455
Hotel - 1.6%
Host Hotels & Resorts, Inc.	63,991	1,226,067
Pebblebrook Hotel Trust	45,014	568,527
		1,794,594
Industrial - 10.5%
First Industrial Realty Trust, Inc.	49,079	2,839,220
Lineage, Inc.	16,626	544,668
Prologis, Inc.	57,345	7,579,862
Terreno Realty Corp.	18,658	1,145,974
		12,109,724
Net Lease - 7.6%
Essential Properties Realty Trust, Inc.	91,766	2,786,016
NETSTREIT Corp.	167,736	3,158,469
VICI Properties, Inc.	20,996	573,610
WP Carey, Inc.	33,403	2,270,068
		8,788,163
Office - 1.9%
Cousins Properties, Inc.	36,649	827,168
Empire State Realty Trust, Inc. - Class A	89,568	465,754
Vornado Realty Trust	37,109	964,463
		2,257,385
Real Estate - 1.0%
Acadia Realty Trust	62,561	1,196,166

Residential - 7.5%
Equity LifeStyle Properties, Inc.	49,240	3,073,561
Equity Residential	19,321	1,142,837
Essex Property Trust, Inc.	7,770	1,880,340
Mid-America Apartment Communities, Inc.	21,088	2,575,267
		8,672,005
Retail - 7.3%
Brixmor Property Group, Inc.	96,849	2,789,251
Curbline Properties Corp.	35,224	908,427
Simon Property Group, Inc.	20,627	3,847,554
Urban Edge Properties	45,732	913,726
		8,458,958
Self Storage - 3.5%
Extra Space Storage, Inc.	26,920	3,530,019
Smartstop Self Storage REIT, Inc.	19,099	578,318
		4,108,337
Specialty - 2.5%
Iron Mountain, Inc.	28,693	2,930,703
Total United States		74,157,037
TOTAL COMMON STOCKS (Cost $100,795,416)		114,784,213

SHORT-TERM INVESTMENTS – 0.6%	Shares	Value
MONEY MARKET FUNDS - 0.6% First American Treasury Obligations Fund - Class X, 3.59% (d)	752,389	752,389
TOTAL SHORT-TERM INVESTMENTS (Cost $752,389)		752,389

TOTAL INVESTMENTS - 99.7% (Cost $101,547,805)		115,536,602
Other Assets in Excess of Liabilities - 0.3%		371,633
TOTAL NET ASSETS - 100.0%		$115,908,235

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $1,417,186 or 1.2% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

 Brookfield Global Listed Real Estate Fund

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$75,324,459	$39,459,754	$–	$114,784,213
Money Market Funds	752,389	–	–	752,389
Total Investments	$76,076,848	$39,459,754	$–	$115,536,602

For further information regarding security characteristics, see the Schedule of Investments.